United States
                      Securities and Exchange Commission
                           Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Credit Suisse International
Address:            One Cabot Square
                    London E14 4QJ


13F File Number:    28-11516

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Craig Stier
Title:              Vice President
Phone:              (212) 325-2000

Signature, Place, and Date of Signing:
/s/ Craig Stier    New York, NY    August 10, 2010


Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT.

[X]     13F NOTICE

[ ]     13F COMBINATION REPORT


List of other managers reporting for this manager:

Form 13F File Number   Name
---------------------  -----------------------------------
28-11379               Credit Suisse AG